5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluaion Assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Exploration and Evaluation Assets, Starting Balance	$ 6,881,645	$ 7,025,515
Exploration and Evaluation Assets, Property acquisition	48,975	13,520
Exploration and Evaluation Assets, Total	48,975	19,319
Exploration and Evaluation Assets, Camp, travel and meals	73,134	34,079
Exploration and Evaluation Assets, Drilling	416,562	20,926
Exploration and Evaluation Assets, Field equipment rental	1,155	7,009
Exploration and Evaluation Assets, Geochemical	549	16,650
Exploration and Evaluation Assets, Geological consulting	200,920	107,354
Exploration and Evaluation Assets, Licence and permits	4,862	46,139
Exploration and Evaluation Assets, Permitting	6,148	77,568
Exploration and Evalutation Assets - Trenching	12,470	270
Exploration and Evaluation Assets, Total expenses	715,800	340,040
Exploration and Evaluation Assets, Option payment received	(52,700)	(44,897)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	3,986	133,008
Exploration and Evaluation Assets, Recovered exploration expenditures	(9,750)	(240,371)
Exploration and Evalutation Assets - Writedown of Properties	(717,378)	(338,943)
Exploration and Evaluation Assets, Net Additions	(11,067)	(131,844)
Exploration and Evaluation Assets, Foreign Currency Translation	2,605	(12,026)
Exploration and Evaluation Assets, Ending Balance	6,873,183	6,881,645
Haldane
Exploration and Evaluation Assets, Starting Balance	5,048,921	4,963,946
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Camp, travel and meals	66,154	14,293
Exploration and Evaluation Assets, Drilling	416,562	0
Exploration and Evaluation Assets, Field equipment rental	1,155	0
Exploration and Evaluation Assets, Geochemical	0	4,868
Exploration and Evaluation Assets, Geological consulting	140,953	65,517
Exploration and Evaluation Assets, Licence and permits	0	0
Exploration and Evaluation Assets, Permitting	0	0
Exploration and Evalutation Assets - Trenching	12,470	0
Exploration and Evaluation Assets, Total expenses	637,294	84,975
Exploration and Evaluation Assets, Option payment received	0	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	0	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	637,294	84,975
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	5,686,215	5,048,921
Tim
Exploration and Evaluation Assets, Starting Balance	0	(49,949)
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Camp, travel and meals	3,335	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	55,129	5,791
Exploration and Evaluation Assets, Licence and permits	0	0
Exploration and Evaluation Assets, Permitting	0	12,000
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	58,464	17,791
Exploration and Evaluation Assets, Option payment received	(50,000)	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	1,286	82,158
Exploration and Evaluation Assets, Recovered exploration expenditures	(9,750)	(50,000)
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	0	49,949
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	0	0
Others )2023)
Exploration and Evaluation Assets, Starting Balance	1,129,142
Exploration and Evaluation Assets, Property acquisition	45.6
Exploration and Evaluation Assets, Total	45,600
Exploration and Evaluation Assets, Camp, travel and meals	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	4,246
Exploration and Evaluation Assets, Licence and permits	7,980
Exploration and Evaluation Assets, Permitting	0
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Total expenses	12,226
Exploration and Evaluation Assets, Option payment received	(2,700)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	2,700
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	57,826
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	1,186,968	1,129,142
Dropped (2023)
Exploration and Evaluation Assets, Starting Balance	703,582
Exploration and Evaluation Assets, Property acquisition	3,375
Exploration and Evaluation Assets, Total	3,375
Exploration and Evaluation Assets, Camp, travel and meals	3,645
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Geochemical	549
Exploration and Evaluation Assets, Geological consulting	592
Exploration and Evaluation Assets, Licence and permits	(3,118)
Exploration and Evaluation Assets, Permitting	6,148
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Total expenses	7,816
Exploration and Evaluation Assets, Option payment received	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evalutation Assets - Writedown of Properties	(717,378)
Exploration and Evaluation Assets, Net Additions	(706,187)
Exploration and Evaluation Assets, Foreign Currency Translation	2,605
Exploration and Evaluation Assets, Ending Balance	$ 0	$ 703,582